STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net loss	$ (3,912,278)	$ (2,895,416)
Adjustments to reconcile net loss to net cash used in operating activities:
Debt discount amortization	0	190,500
Bad debt expense	14,322	0
Stock issued for services	39,550	424,687
Stock issued to settle related party accounts payable	27,500	0
Warrant issuance expense	1,861,803	0
Option grants expense	1,000,975	0
Impairment of other assets	9,644	0
Changes in operating assets and liabilities:
Accounts receivable	(34,009)	191,800
Inventory	(236,635)	(151,090)
Other current assets	(7,500)	0
Accounts payable and accrued liabilities	(222,067)	(165,440)
Accounts payable - related parties	(143,122)	122,557
NET CASH USED IN OPERATING ACTIVITIES	(1,601,817)	(2,282,402)
FINANCING ACTIVITIES:
Proceeds from term loan	0	225,000
Payments on term loan	(3,863)	(225,000)
Proceeds from line of credit	0	275,000
Payments on line of credit	(113,547)	(161,453)
Proceeds from shareholder advances	10,000	12,180
Payments on shareholder advances	(10,000)	(82,180)
Proceeds from loan	500,000	0
Proceeds from issuance of common stock for cash	1,425,000	2,234,003
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,807,590	2,277,550
NET INCREASE (DECREASE) IN CASH	205,773	(4,852)
CASH, Beginning of Period	7,383	12,235
CASH, End of Period	213,156	7,383
Cash paid during the year for:
Interest	15,693	20,587
NON CASH INVESTING AND FINANCING ACTIVITIES
Discount on warrants issued with debt	0	190,500
Conversion of loan into common stock	(500,000)	0
Shareholder advances repaid by stock issuances	94,440	0
Additional paid-in capital deduction related to reverse capitalization	$ (9,311)	$ 0